13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
06/30/2001

13F-HR
2 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2001
                                         ---------------

Check here if Amendment [X]; Amendment Number: _1_
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		08/10/2001
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 66
                                        ----------------------

Form 13F Information Table Value Total: 1,561,022
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   184749     3434 SH       SOLE                     3434
AFLAC                          COM              001055102    45524   991003 SH       SOLE                   891314             99689
                                                             12440   270800 SH       DEFINED 01             270800
AT&T                           COM              001957109    15758   498280 SH       SOLE                   439805             58475
                                                              4616   145975 SH       DEFINED 01             145975
Ambac Financial Group, Inc.    COM              023139108    61033  1113486 SH       SOLE                   986711            126775
                                                             19605   357675 SH       DEFINED 01             357675
Avon Products                  COM              054303102    40413   908165 SH       SOLE                   786685            121480
                                                             15223   342100 SH       DEFINED 01             342100
Berkshire Hathaway - Cl. A     COM              084670108    22865      425 SH       SOLE                      363                62
                                                              5380      100 SH       DEFINED 01                100
Berkshire Hathaway - Cl. B     COM              084670207    62065    35264 SH       SOLE                    32054              3210
                                                             24295    13804 SH       DEFINED 01              13804
Charter Communications Inc.    COM              16117M107    21410  1302515 SH       SOLE                  1160415            142100
                                                              7066   429850 SH       DEFINED 01             429850
Closure Medical Corporation    COM              189093107     5768   250800 SH       SOLE                   250800
Coca Cola Co.                  COM              191216100    48412   842866 SH       SOLE                   738012            104854
                                                             14881   259075 SH       DEFINED 01             259075
Comcast Corp                   COM              200300200    29681   732875 SH       SOLE                   647450             85425
                                                              9458   233525 SH       DEFINED 01             233525
Compaq Computer Corp           COM              204493100    16009   626275 SH       SOLE                   553350             72925
                                                              5555   217300 SH       DEFINED 01             217300
Dun & Bradstreet               COM              26483B106    32129  1122403 SH       SOLE                   962203            160200
                                                             11739   410100 SH       DEFINED 01             410100
E. W. Scripps Co.              COM              811054204    62813  1275387 SH       SOLE                  1137157            138230
                                                             17284   350935 SH       DEFINED 01             350935
Eastman Kodak Co.              COM              277461109    30355   510175 SH       SOLE                   445350             64825
                                                             10067   169200 SH       DEFINED 01             169200
Freddie Mac                    COM              313400301    24446   603600 SH       SOLE                   546125             57475
                                                              4611   113850 SH       DEFINED 01             113850
GTE Corp.                      COM              362320103    12937   207825 SH       SOLE                   186250             21575
                                                              5033    80850 SH       DEFINED 01              80850
Gillette Co.                   COM              375766102    36008  1030654 SH       SOLE                   906839            123815
                                                             11959   342295 SH       DEFINED 01             342295
Household International Inc    COM              441815107    46603  1121282 SH       SOLE                   999482            121800
                                                             15046   362000 SH       DEFINED 01             362000
Intel Corp                     COM              458140100      782     5850 SH       SOLE                     5850
Interpublic Group              COM              460690100    39271   913280 SH       SOLE                   814914             98366
                                                             13837   321800 SH       DEFINED 01             321800
Johnson & Johnson              COM              478160104     2573    25256 SH       SOLE                    25256
Markel Corp.                   COM              570535104      811     5724 SH       SOLE                     5724
Merck & Co.                    COM              589331107      674     8800 SH       SOLE                     8800
Microsoft Corp                 COM              594918104      353     4407 SH       SOLE                     4407
Oakwood Homes                  COM              674098108      362   199500 SH       SOLE                   199500
Pfizer Inc.                    COM              717081103      912    19000 SH       SOLE                    19000
RLI Corp.                      COM              749607107    31668   911305 SH       SOLE                   794179            117126
                                                              2738    78800 SH       DEFINED 01              78800
Sabre Holdings Corp.           COM              785905100    16367   574275 SH       SOLE                   498800             75475
                                                              6202   217600 SH       DEFINED 01             217600
Schering Plough                COM              806605101      651    12892 SH       SOLE                    12892
Tellabs, Inc.                  COM              879664100     8527   124600 SH       SOLE                   108275             16325
                                                              2998    43800 SH       DEFINED 01              43800
Tiffany & Co.                  COM              886547108    25187   373141 SH       SOLE                   334236             38905
                                                              7639   113170 SH       DEFINED 01             113170
USA Networks, Inc.             COM              902984103    10121   468020 SH       SOLE                   409620             58400
                                                              3460   160000 SH       DEFINED 01             160000
United Asset Management Corp.  COM              909420101    55102  2357326 SH       SOLE                  2136501            220825
                                                             13954   596975 SH       DEFINED 01             596975
Valassis Communications Inc.   COM              918866104    20493   537510 SH       SOLE                   461410             76100
                                                              7537   197700 SH       DEFINED 01             197700
Walt Disney Co.                COM              254687106     5715   147255 SH       SOLE                   147255
Washington Post Co. Class B    COM              939640108    53493   111911 SH       SOLE                    99706             12205
                                                             14072    29440 SH       DEFINED 01              29440
XL Cap Ltd.                    COM              G98255105     9641   178125 SH       SOLE                   156775             21350
                                                              3061    56550 SH       DEFINED 01              56550